Trade Receivables - Summary of Trade Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	$ 108,146	$ 118,077	$ 72,646
Accounts receivable and related parties, non- current gross	8,531	15,325	23,508
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	118,665	124,657	75,422
Accounts receivable and related parties, non- current gross	17,392	15,325	23,508
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current trade receivables	(10,519)	$ (6,580)	$ (2,776)
Accounts receivable and related parties, non- current gross	$ (8,861)